Airport Concessions (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Service Concession Arrangements [Abstract]
Summary of Values of Airport Concessions and Rights to Use Airport Facilities

The table below shows the values of airport concessions and rights to use airport facilities as of December 31, 2018, 2019 and 2020:

Acquisition cost	Ps.	15,938,359
assigned to:
Rights to use airport facilities (Note 10):
Runways, aprons, platforms	Ps.	519,057
Buildings		577,270
Other facilities		91,241
Land		930,140
		2,117,708
Airport concessions		13,820,651
	Ps.	15,938,359

Summary of Value of Concessions

The value of the concessions as of December 31, 2018, 2019 and 2020 is as follows:

	December 31, 2018		December 31, 2019		December 31, 2020
Mexican airport concessions	Ps.	13,820,651	Ps.	13,820,651	Ps.	13,820,651
Concession airport MBJA (fair value on date of acquisition in USD$176,086,000) (1)		3,465,882		3,318,376		3,512,687
Concession airport NMIA (upfront fees on date of acquisition in USD$7,146,500)		140,664		134,677		142,564
Less - accumulated amortization (2)		(6,015,079)		(6,452,108)		(6,826,682)
	Ps.	11,412,118	Ps.	10,821,596	Ps.	10,649,220

(1)	The other airport concession includes translation effect for an amount of Ps. 781,857, Ps. 634,350 and Ps. 828,854 as of December 31, 2018, 2019 and 2020, respectively.
(2)	Amortization includes translation effect for an amount of Ps. 4,315, Ps. (38,776) and Ps. (122,953) as of December 2018, 2019 and 2020, respectively.

The amortization charge for the years ended December 31, 2018, 2019 and 2020, amounts to Ps. 469,646, Ps.475,805 and Ps. 497,527, respectively.